Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Change in Accounting Estimate [Line Items]
Percentage of salvage value	0.00%
Allocated to remaining performance (in Dollars)	$ 2,428,524	$ 4,499
Allowance for credit loss (in Dollars)	$ 18,416	$ 38,202	$ 10,676
Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	5.00%
Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	10.00%
Revenue from design and fit out services [Member] | Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	20.00%
Revenue from design and fit out services [Member] | Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	40.00%
Revenue from design only services [Member] | Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	20.00%
Revenue from design only services [Member] | Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	40.00%